J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 25, 2021

to the Summary Prospectuses, Prospectuses and Statements of Additional Information

dated March 1, 2020, as supplemented

Effective September 1, 2021, the following groups will be permitted to purchase shares of the Fund:

•	Model portfolios directed by J.P. Morgan Investment Management Inc. (“JPMIM”) and specific approved platforms where these models are available may purchase shares of the Fund;

•

Third Party Investment Manager (non-JPMIM) model portfolios may continue to utilize the Fund for existing program accounts, but will not be able to open new program accounts after the Closing Date; and

•	J.P. Morgan Funds that are permitted to invest in other J.P. Morgan Funds may purchase shares of the Fund.

As a result, the following bullet will be deleted in its entirety:

•	Model portfolios directed by J.P. Morgan Investment Management Inc. (“JPMIM”), and J.P. Morgan Funds that are permitted to invest in other J.P. Morgan Funds, may purchase shares of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-EME-821

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Equity Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 25, 2021

to the Summary Prospectuses, Prospectuses and Statements of Additional Information

dated November 1, 2020, as supplemented

Effective September 1, 2021, the following groups will be permitted to purchase shares of the Fund:

•	Model portfolios directed by J.P. Morgan Investment Management Inc. (“JPMIM”) and specific approved platforms where these models are available may purchase shares of the Fund;

•

Third Party Investment Manager (non-JPMIM) model portfolios may continue to utilize the Fund for existing program accounts, but will not be able to open new program accounts after the Closing Date; and

•	J.P. Morgan Funds that are permitted to invest in other J.P. Morgan Funds may purchase shares of the Fund.

As a result, the following bullet will be deleted in its entirety:

•	Current and future J.P. Morgan Funds which are permitted to invest in other J.P. Morgan Funds may purchase shares of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SCE-821

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Hedged Equity Fund

JPMORGAN TRUST II

JPMorgan Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

(All Share Classes)

Supplement dated August 25, 2021

to the Summary Prospectuses, Prospectuses and Statements of Additional Information

dated November 1, 2020, as supplemented

Effective September 1, 2021, the following groups will be permitted to purchase shares of each Fund:

•	Model portfolios directed by J.P. Morgan Investment Management Inc. (“JPMIM”) and specific approved platforms where these models are available may purchase shares of the Fund;

•

Third Party Investment Manager (non-JPMIM) model portfolios may continue to utilize the Fund for existing program accounts, but will not be able to open new program accounts after the Closing Date; and

•	J.P. Morgan Funds that are permitted to invest in other J.P. Morgan Funds may purchase shares of the Fund.

As a result, the following bullet will be deleted in its entirety:

•	Model portfolios directed by J.P. Morgan Investment Management Inc. (“JPMIM”), and J.P. Morgan Funds that are permitted to invest in other J.P. Morgan Funds, may purchase shares of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-HESCG-821